Financial expense, net (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Financial income [Abstract]
Interest income from loans and credits	$ 1,143	$ 1,549
Interest rate gains on derivatives: cash flow hedges	2,224	299
Total	3,367	1,848
Financial expense [Abstract]
Interest on loans and notes	(211,484)	(232,065)
Interest rates losses derivatives: cash flow hedges	(32,821)	(44,935)
Total	(244,305)	(277,000)
Other financial income / (expenses) [Abstract]
Other financial income	18,790	35,355
Other financial losses	(16,582)	(13,671)
Total	2,208	21,684
Kaxu [Member]
Other financial income / (expenses) [Abstract]
Income for non-monetary change to fair value of derivatives	6,200	5,600
Kaxu [Member] | Notes Conversion Option [Member]
Other financial income / (expenses) [Abstract]
Income for non-monetary change to fair value of derivatives	$ 6,800	$ 13,900